Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities
Schedule of Marketable Securities
	December 31,	December 31,
(Millions)	2012	2011

U.S. government agency securities	$162	$119
Foreign government agency securities	16	8
Corporate debt securities	471	413
Commercial paper	116	30
Certificates of deposit/time deposits	41	49
U.S. treasury securities	54	―
U.S. municipal securities	13	9
Asset-backed securities:
Automobile loan related	567	530
Credit card related	123	244
Equipment lease related	54	54
Other	31	5
Asset-backed securities total	775	833

Current marketable securities	$1,648	$1,461

U.S. government agency securities	$125	$361
Foreign government agency securities	51	15
Corporate debt securities	494	255
U.S. treasury securities	18	34
U.S. municipal securities	14	5
Auction rate securities	7	4
Asset-backed securities:
Automobile loan related	375	188
Credit card related	34	24
Equipment lease related	36	10
Other	8	―
Asset-backed securities total	453	222

Non-current marketable securities	$1,162	$896

Total marketable securities	$2,810	$2,357

Marketable securities by contractual maturity
(Millions)	December 31, 2012

Due in one year or less	$912
Due after one year through three years	1,483
Due after three years through five years	414
Due after five years	1

Total marketable securities	$2,810